Goodwill and Other Intangible Assets	12 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
NOTE 9. GOODWILL AND OTHER INTANGIBLE ASSETS
The carrying values of the Company’s intangible assets and related accumulated amortization for the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	As of June 30,
	2024	2023
	(in millions)
Intangible Assets Not Subject to Amortization
Trademarks and tradenames	$267	$267
Newspaper mastheads	281	281
Imprints	222	225
Radio broadcast licenses	113	122
Total intangible assets not subject to amortization	883	895
Intangible Assets Subject to Amortization
Publishing rights(a)	285	319
Customer relationships(b)	750	810
Other(c)	30	36
Total intangible assets subject to amortization, net	1,065	1,165
Total Intangible assets, net	$1,948	$2,060
(a)Net of accumulated amortization of $373 million and $341 million as of June 30, 2024 and 2023, respectively. The useful lives of publishing rights range from 3 to 30 years primarily based on the weighted-average remaining contractual terms of the underlying publishing contracts and the Company’s estimates of the period within those terms that the asset is expected to generate a majority of its future cash flows.
(b)Net of accumulated amortization of $607 million and $548 million as of June 30, 2024 and 2023, respectively. The useful lives of customer relationships range from 3 to 25 years. The useful lives of these assets are estimated by applying historical attrition rates and determining the resulting period over which a majority of the accumulated undiscounted cash flows related to the customer relationships are expected to be generated.
(c)Net of accumulated amortization of $95 million and $89 million as of June 30, 2024 and 2023, respectively. The useful lives of other intangible assets range from 3 to 15 years. The useful lives represent the periods over which these intangible assets are expected to contribute directly or indirectly to the Company’s future cash flows.
Amortization expense related to amortizable intangible assets was $99 million, $106 million and $83 million for the fiscal years ended June 30, 2024, 2023 and 2022, respectively.
Based on the current amount of amortizable intangible assets, the estimated amortization expense for each of the succeeding five fiscal years is as follows: 2025—$96 million; 2026—$93 million; 2027—$88 million; 2028—$84 million; and 2029—$79 million.
The changes in the carrying value of goodwill, by segment, are as follows:

	Dow Jones	Digital Real Estate Services	Book Publishing	News Media	Total Goodwill
	(in millions)
Balance, June 30, 2022	$2,191	$1,561	$407	$141	$4,300
Acquisitions	4	—	9	—	13
Foreign exchange and other	—	(19)	(3)	—	(22)
Balance, June 30, 2023	$2,195	$1,542	$413	$141	$4,291
Acquisitions	—	60	—	—	60
Impairments	—	—	—	(9)	(9)
Foreign exchange and other	—	2	(7)	(1)	(6)
Balance, June 30, 2024	$2,195	$1,604	$406	$131	$4,336
The carrying amount of goodwill as of June 30, 2024 and 2023 both reflected accumulated impairments of $3.9 billion principally relating to impairments at the Dow Jones and News Media segments that were recognized prior to the Company’s separation of its businesses from Twenty-First Century Fox, Inc. (“21st Century Fox”) on June 28, 2013 (the “Separation”).
Annual Impairment Assessments
In accordance with ASC 350, the Company’s goodwill and indefinite-lived intangible assets are tested annually in the fourth quarter for impairment or earlier if events occur or circumstances change that would more likely than not reduce the fair values below their carrying amounts. See Note 2—Summary of Significant Accounting Policies.
Fiscal 2024
The performance of the Company’s annual impairment analysis resulted in impairments of $18 million to an indefinite-lived intangible asset and goodwill in fiscal 2024. Significant unobservable inputs utilized in the income approach valuation method were discount rates (ranging from 8.0% to 18.5%), long-term growth rates (ranging from 1.0% to 3.5%) and royalty rates (ranging from 0.25% to 7.0%). Significant unobservable inputs utilized in the market approach valuation method were EBITDA and revenue multiples from guideline public companies operating in similar industries (ranging from 5.5x to 11.8x and 2.0x to 2.8x, respectively) and control premiums (ranging from 5.0% to 10.0%). Significant increases (decreases) in royalty rates, growth rates, control premiums and multiples, assuming no change in discount rates, would result in a significantly higher (lower) fair value measurement. Significant decreases (increases) in discount rates, assuming no changes in royalty rates, growth rates, control premiums and multiples, would result in a significantly higher (lower) fair value measurement.
Fiscal 2023
The performance of the Company’s annual impairment analysis resulted in impairments of $2 million to indefinite-lived intangible assets and no impairments to goodwill in fiscal 2023. Significant unobservable inputs utilized in the income approach valuation method were discount rates (ranging from 8.5% to 18.0%), long-term growth rates (ranging from 1.0% to 3.5%) and royalty rates (ranging from 0.25% to 7.0%). Significant unobservable inputs utilized in the market approach valuation method were EBITDA and revenue multiples from guideline public companies operating in similar industries (ranging from 6.0x to 11.5x and 2.0x to 2.8x, respectively) and control premiums (ranging from 5.0% to 10.0%). Significant increases (decreases) in royalty rates, growth rates, control premiums and multiples, assuming no change in discount rates, would result in a significantly higher (lower) fair value measurement. Significant decreases (increases) in discount rates, assuming no changes in royalty rates, growth rates, control premiums and multiples, would result in a significantly higher (lower) fair value measurement.
Fiscal 2022
The performance of the Company’s annual impairment analysis resulted in no impairments to goodwill and indefinite-lived intangible assets in fiscal 2022. Significant unobservable inputs utilized in the income approach valuation method were discount rates (ranging from 8.0% to 19.0%), long-term growth rates (ranging from 1.0% to 3.0%) and royalty rates (ranging from 0.25% to 7.0%). Significant unobservable inputs utilized in the market approach valuation method were EBITDA and revenue multiples from guideline public companies operating in similar industries (ranging from 2.5x to 10.0x and 1.3x to 1.8x, respectively) and control premiums (ranging from 5.0% to 10.0%). Significant increases (decreases) in royalty rates, growth rates, control premiums and multiples, assuming no change in discount rates, would result in a significantly higher (lower) fair value measurement. Significant decreases (increases) in discount rates, assuming no changes in royalty rates, growth rates, control premiums and multiples, would result in a significantly higher (lower) fair value measurement.